Taxes on Income (Details Textual) ₪ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 06, 2016 USD ($)	Oct. 06, 2016 ILS (₪)	Dec. 22, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Taxes on Income (Textual)
Commencing tax rates periods				10 years
Carry forward tax losses				$ 67,000	$ 59,000		₪ 231,000	₪ 204,000
Tax advances paid				50	$ 45		₪ 191	₪ 174
Tax assessment claiming additional amount	$ 1,500	₪ 5,300
Corporate tax rate						26.50%
Description of reduction corporate tax rate			The Act reduces the corporate tax rate to 21 percent from 35 percent, among other things.		In December 2016, the Economic Efficiency Law (Legislative Amendments for Implementing the Economic Policy for the 2017 and 2018 Budget Year), 2016 was published, introducing a gradual reduction in corporate tax rate from 25% to 23%. However, the law also included a temporary provision setting the corporate tax rate in 2017 at 24%. As a result, the corporate tax rate will be 24% in 2017 and 23% in 2018 and thereafter.
Tax audit exposure decreased				$ 800
Maximum [Member]
Taxes on Income (Textual)
Corporate tax rate					26.50%
Minimum [Member]
Taxes on Income (Textual)
Corporate tax rate					25.00%